Note 7 - Risk Management -Internal Rating and Probability of Default (Details) - External Rating [Member]	12 Months Ended
Dec. 31, 2018
Estandar & Poors [Member] | AAA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	AAA
Estandar & Poors [Member] | AA Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	AA+
Estandar & Poors [Member] | AA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	AA
Estandar & Poors [Member] | AA Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	AA-
Estandar & Poors [Member] | A Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	A+
Estandar & Poors [Member] | A
Disclosure Of External Credit Exposures Line Items
Abridged Scale	A
Estandar & Poors [Member] | A Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	A-
Estandar & Poors [Member] | BBB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BBB+
Estandar & Poors [Member] | BBB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BBB
Estandar & Poors [Member] | BBB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BBB-
Estandar & Poors [Member] | BB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BB+
Estandar & Poors [Member] | BB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BB
Estandar & Poors [Member] | BB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BB-
Estandar & Poors [Member] | B Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	B+
Estandar & Poors [Member] | B
Disclosure Of External Credit Exposures Line Items
Abridged Scale	B
Estandar & Poors [Member] | B Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	B-
Estandar & Poors [Member] | CCC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CCC+
Estandar & Poors [Member] | CCC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CCC
Estandar & Poors [Member] | CCC Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CCC-
Estandar & Poors [Member] | CC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CC+
Estandar & Poors [Member] | CC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CC
Estandar & Poors [Member] | Below Rating Scale
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CC-
Reduced Scale [Member] | AAA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	AAA
Reduced Scale [Member] | AA Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	AA+
Reduced Scale [Member] | AA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	AA
Reduced Scale [Member] | AA Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	AA-
Reduced Scale [Member] | A Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	A+
Reduced Scale [Member] | A
Disclosure Of External Credit Exposures Line Items
Abridged Scale	A
Reduced Scale [Member] | A Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	A-
Reduced Scale [Member] | BBB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BBB+
Reduced Scale [Member] | BBB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BBB
Reduced Scale [Member] | BBB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BBB-
Reduced Scale [Member] | BB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BB+
Reduced Scale [Member] | BB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BB
Reduced Scale [Member] | BB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	BB-
Reduced Scale [Member] | B Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	B+
Reduced Scale [Member] | B
Disclosure Of External Credit Exposures Line Items
Abridged Scale	B
Reduced Scale [Member] | B Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	B-
Reduced Scale [Member] | CCC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CCC+
Reduced Scale [Member] | CCC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CCC
Reduced Scale [Member] | CCC Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CCC-
Reduced Scale [Member] | CC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CC+
Reduced Scale [Member] | CC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CC
Reduced Scale [Member] | Below Rating Scale
Disclosure Of External Credit Exposures Line Items
Abridged Scale	CC-
Average [Member] | AAA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1
Average [Member] | AA Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	2
Average [Member] | AA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	3
Average [Member] | AA Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	4
Average [Member] | A Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	5
Average [Member] | A
Disclosure Of External Credit Exposures Line Items
Abridged Scale	8
Average [Member] | A Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	10
Average [Member] | BBB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	14
Average [Member] | BBB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	20
Average [Member] | BBB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	31
Average [Member] | BB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	51
Average [Member] | BB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	88
Average [Member] | BB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	150
Average [Member] | B Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	255
Average [Member] | B
Disclosure Of External Credit Exposures Line Items
Abridged Scale	441
Average [Member] | B Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	785
Average [Member] | CCC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1,191
Average [Member] | CCC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1,500
Average [Member] | CCC Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1,890
Average [Member] | CC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	2,381
Average [Member] | CC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	3,000
Average [Member] | Below Rating Scale
Disclosure Of External Credit Exposures Line Items
Abridged Scale	3,780
Minimum [Member] | AAA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	-
Minimum [Member] | AA Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	2
Minimum [Member] | AA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	3
Minimum [Member] | AA Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	4
Minimum [Member] | A Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	5
Minimum [Member] | A
Disclosure Of External Credit Exposures Line Items
Abridged Scale	6
Minimum [Member] | A Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	9
Minimum [Member] | BBB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	11
Minimum [Member] | BBB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	17
Minimum [Member] | BBB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	24
Minimum [Member] | BB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	39
Minimum [Member] | BB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	67
Minimum [Member] | BB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	116
Minimum [Member] | B Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	194
Minimum [Member] | B
Disclosure Of External Credit Exposures Line Items
Abridged Scale	335
Minimum [Member] | B Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	581
Minimum [Member] | CCC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1,061
Minimum [Member] | CCC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1,336
Minimum [Member] | CCC Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1,684
Minimum [Member] | CC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	2,121
Minimum [Member] | CC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	2,673
Minimum [Member] | Below Rating Scale
Disclosure Of External Credit Exposures Line Items
Abridged Scale	3,367
Maximun [Member] | AAA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	2
Maximun [Member] | AA Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	3
Maximun [Member] | AA
Disclosure Of External Credit Exposures Line Items
Abridged Scale	4
Maximun [Member] | AA Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	5
Maximun [Member] | A Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	6
Maximun [Member] | A
Disclosure Of External Credit Exposures Line Items
Abridged Scale	9
Maximun [Member] | A Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	11
Maximun [Member] | BBB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	17
Maximun [Member] | BBB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	24
Maximun [Member] | BBB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	39
Maximun [Member] | BB Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	67
Maximun [Member] | BB
Disclosure Of External Credit Exposures Line Items
Abridged Scale	116
Maximun [Member] | BB Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	194
Maximun [Member] | B Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	335
Maximun [Member] | B
Disclosure Of External Credit Exposures Line Items
Abridged Scale	581
Maximun [Member] | B Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1,061
Maximun [Member] | CCC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1,336
Maximun [Member] | CCC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	1,684
Maximun [Member] | CCC Minus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	2,121
Maximun [Member] | CC Plus
Disclosure Of External Credit Exposures Line Items
Abridged Scale	2,673
Maximun [Member] | CC
Disclosure Of External Credit Exposures Line Items
Abridged Scale	3,367
Maximun [Member] | Below Rating Scale
Disclosure Of External Credit Exposures Line Items
Abridged Scale	4,243